RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year Ended December 31,
	2022	2021	2020
Remuneration to key management and executive directors	4,699	3,897	1,379
Non-executive directors’ fees	958	401	246
	5,657	4,298	1,625

Summary of Transactions Carried Out with Related Parties
The following transactions were carried out with related parties:

	Year Ended December 31,
	2022	2021	2020
Expenses
Remuneration paid as consultancy fees	1,780	1,874	874
Share option charges	2,278	1,345	—
Salaries and wages	1,599	1,079	751
Other expenses	8	20	16
	5,665	4,318	1,641

Summary of Warrants Held by Related Parties	As at December 31, 2022 and 2021 the following stock options and warrants were held by related parties:

	2022	2021
Key management, executive directors and non-executive directors	4,662,930	6,216,514